Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

9 INTANGIBLE ASSETS

The movement of intangible assets during the period is as follows:

	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD
2022
Cost:
At January 1, 2022	3,580,699	548,197	78,314	110,876	4,318,086
Additions	-	-	8,849,867	15,900	8,865,767
Additions – internally developed	112,378	51,927	-	-	164,305
Write-off	(7,567)	-	-	-	(7,567)
	-	(80,072)	86,350	(6,278)	-
At December 31, 2022	3,685,510	520,052	9,014,531	120,498	13,340,591

Amortization:
At January 1, 2022	1,914,902	324,883	35,455	-	2,275,240
Charge for the year	725,577	106,503	2,637,683	-	3,469,763
Transfers	-	2,432	(2,432)	-	-
Write-off	(7,567)	-	-	-	(7,567)
At December 31, 2022	2,632,912	433,818	2,670,706	-	5,737,436

Net carrying amount:
At December 31, 2022 (Audited)	1,052,598	86,234	6,343,825	120,498	7,603,155

2023
Cost:
At January 1, 2023	3,685,510	520,052	9,014,531	120,498	13,340,591
Additions	-	-	1,007,850	3,829	1,011,679
Additions – internally developed	94,496	-	-	-	94,496
Transfers	-	5,208	-	(5,208)	-
Contract termination*	-	-	(8,750,000)	-	(8,750,000)
At June 30, 2023	3,780,006	525,260	1,272,381	119,119	5,696,766

Amortization:
At January 1, 2023	2,632,912	433,818	2,670,706	-	5,737,436
Charge for the period	373,740	35,064	1,244,780	-	1,653,584
Contract termination *	-	-	(3,696,396)	-	(3,696,396)
At June 30, 2023	3,006,652	468,882	219,090	-	3,694,624

Net carrying amount:
At June 30, 2023 (Unaudited)	773,354	56,378	1,053,291	119,119	2,002,142

Work in progress represents costs incurred in relation to internally produced originals and sessions which are not yet released as well as software being developed by a third party.

*	The net book value amounting to USD 5,053,604 represent the terminated contract with Amr Diab, wherein the related outstanding payable of the Group to Amr Diab as of the date of amendment amounting to USD 5,250,000 is forfeited, the net transaction resulted in a gain of USD 196,396 recorded under other income. A new contract was signed with the artist dated May 18, 2023.

Based on the new contract, a total amount of USD 1,000,000 is recorded as an intangible asset and the contract period will end on June 1, 2024

Amortization charged is allocated as follows:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Selling and marketing expenses	944,343	964,872
Cost of revenue	706,792	593,574
General and administrative expenses (note 6)	2,449	1,495
	1,653,584	1,559,941